Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member] Gamehaus Inc [Member]	Preferred Stock [Member] Gamehaus Inc [Member]	Additional Paid-in Capital [Member] Gamehaus Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Gamehaus Inc [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member] Gamehaus Inc [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member] Gamehaus Inc [Member]	Noncontrolling Interest [Member]	Gamehaus Inc [Member]	Total
Balance at Jun. 30, 2022						$ 7,541	$ 7,474	$ 16,193,191		$ 7,543,235		$ 290,730			$ (620,722)		$ 23,421,449
Balance, shares at Jun. 30, 2022						75,409,060	74,737,127
Net income										3,789,813					304,348		4,094,161
Foreign currency translation adjustment												1,956,696			(1,797)		1,954,899
Balance at Jun. 30, 2023		$ 3,440	[1]	$ 1,560		$ 7,541	$ 7,474	16,193,191	$ 16,203,206	11,333,048	$ 11,333,048	(1,665,966)	$ (1,665,966)	$ 25,875,288	(314,577)	$ (314,577)	25,560,711	$ 25,560,711
Balance, shares at Jun. 30, 2023		34,401,887	[1]	15,598,113	[1]	75,409,060	74,737,127
Net income			[1]								5,693,891			5,693,891		346,503		6,040,394
Foreign currency translation adjustment			[1]										(110,013)	(110,013)		(29)		(110,042)
Balance at Mar. 31, 2024		$ 3,440	[1]	$ 1,560					16,203,206		17,026,939		(1,555,953)	31,679,192		31,955		31,711,147
Balance, shares at Mar. 31, 2024	[1]	34,401,887		15,598,113
Balance at Jun. 30, 2023		$ 3,440	[1]	$ 1,560		$ 7,541	$ 7,474	16,193,191	16,203,206	11,333,048	11,333,048	(1,665,966)	(1,665,966)	25,875,288	(314,577)	(314,577)	25,560,711	25,560,711
Balance, shares at Jun. 30, 2023		34,401,887	[1]	15,598,113	[1]	75,409,060	74,737,127
Net income										8,248,422					342,339		8,590,761
Foreign currency translation adjustment												106,703			(274)		106,429
Balance at Jun. 30, 2024		$ 3,440	[1]	$ 1,560		$ 7,541	$ 7,474	$ 16,193,191	16,193,191	$ 19,581,470	19,581,470	$ (1,772,669)	(1,772,669)	(1,772,669)	$ 28,036	28,036	$ 34,045,043	34,045,043
Balance, shares at Jun. 30, 2024		34,401,887	[1]	15,598,113	[1]	75,409,060	74,737,127
Net income			[1]								2,377,147			2,377,147		(62,407)		2,314,740
Foreign currency translation adjustment			[1]										(181,591)	(181,592)		62		(181,529)
Issuance of shares upon reverse recapitalization		$ 213	[1]						(2,565,853)					(2,565,640)				(2,565,640)
Issuance of shares upon reverse recapitalization, shares	[1]	2,127,958
Offering cost incurred for public offering									(2,780,600)					(2,780,600)				(2,780,600)
Conversion of Public Rights		$ 144	[1]						(144)
Conversion of Public Rights, shares	[1]	1,441,400
Balance at Mar. 31, 2025		$ 3,797	[1]	$ 1,560					$ 10,856,609		$ 21,958,617		$ (1,591,078)	$ 31,229,505		$ (34,433)		$ 31,195,072
Balance, shares at Mar. 31, 2025	[1]	37,971,245		15,598,113

[1]	Presented on a retroactive basis to reflect the reverse recapitalization that is discussed in Note 1.